Debt (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of long term debt [abstract]
Summary of Changes in Consolidated Debt
The following table presents the roll-forward of total debt of PEMEX for each of the six-month periods ended June 30, 2026 and 2025, which includes short and long-term debt:

	June 30,
	2026		2025
Changes in total debt:
At the beginning of the year	Ps.	1,531,298,090	Ps.	1,978,772,255
Loans obtained - financing institutions	337,891,816		482,723,731
Debt payments	(480,609,388)		(494,440,865)
Accrued interest (1)(2)	69,248,435		81,295,785
Interest (paid)	(67,326,919)		(80,348,383)
Foreign exchange	(37,342,585)		(101,650,766)
At the end of the period	Ps.	1,353,159,449	Ps.	1,866,351,757

(1)During the six-month period ended June 30, 2026, includes Ps. 733,065 of premiums and awards amortizations; Ps. (43,000) of fees and expenses related to the issuance of debt and amortized cost of Ps. (117,178).
(2)During the six-month period ended June 30, 2025, includes Ps. 637,892 of premiums and awards amortizations; Ps. (539,553) of fees and expenses related to the issuance of debt and amortized cost of Ps. 346,657.

Summary of Foreign Currency Translation
As of June 30, 2026 and 2025, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	June 30,
	2026	2025
U.S. dollar	17.4700	18.8928
Japanese yen	0.10801	0.1310
Pounds sterling	23.0691	25.9927
Euro	19.8983	22.1518
Swiss francs	21.5759	23.6426
UDI	8.815225	8.500847